                                                         Michele H. Abate, Esq.
                                                             Vice President and
                                                      Associate General Counsel

Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

                                March 12, 2018

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:   Brighthouse Fund UL III for Variable Life Insurance
      File No. 811-09215

Commissioners:

The Annual Reports dated December 31, 2017 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of Brighthouse Fund UL III for Variable Life Insurance of Brighthouse Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of AB Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000825316, File No. 811-05398.

The Annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Annual Reports for certain portfolios of American Century Variable Portfolios, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000814680, File No. 811-05188.

The Annual Reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File
No. 811-03857.

The Annual Reports for certain portfolios of Brighthouse Funds Trust I (formerly Met Investors Series Trust) are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Brighthouse Funds Trust II (formerly Metropolitan Series Fund) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Annual Report for the Delaware VIP(R) Small Cap Value Series of Delaware VIP(R) Trust is incorporated by reference as filed on Form N-CSRS, CIK
No. 0000814230, File No. 811-05162.

The Annual Reports for certain portfolios of Dreyfus Variable Investment Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000813383, File No. 811-05125.

The Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK
No. 0000837274, File No. 811-05583.

The Annual Reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The Annual Reports for certain series of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSRS, CIK
No. 0001176343, File No. 811-21128.

The Annual Report for the Western Asset Variable Global High Yield Bond Portfolio of Legg Mason Partners Variable Income Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0000874835, File No. 811-06310.

The Annual Reports for the MFS(R) New Discovery Series of MFS(R) Variable Insurance Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0000918571, File No. 811-08326.

The Annual Report for the MFS(R) High Yield Portfolio of MFS(R) Variable Insurance Trust II is incorporated by reference as filed on Form N-CSRS, CIK No. 0000719269, File No. 811-03732.

The Annual Reports for certain portfolios of Morgan Stanley Variable Insurance Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK
No. 0001011378, File No. 811-07607.

The Annual Report for the Oppenheimer VA Main Street Small Cap Fund(R)/VA of Oppenheimer Variable Account Funds is incorporated by reference as filed on Form N-CSRS, CIK No. 0000752737, File No. 811-04108.

The Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047304, File
No. 811-08399.

The Annual Report for the Pioneer Mid Cap Value VCT Portfolio of Pioneer Variable Contracts Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0000930709, File No. 811-08786.

The Annual Reports for certain portfolios of Putnam Variable Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000822671, File No. 811-05346.

The Annual Reports for certain portfolios of Royce Capital Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0001006387, File No. 811-07537.

The Annual Report for the 1919 Variable Socially Responsive Balanced Fund of Trust for Advised Portfolios is incorporated by reference as filed on Form N-CSRS, CIK 0001261788, File No. 811-21422.

The Annual Reports for certain portfolios of Vanguard Variable Insurance Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000857490, File No. 811-05962.

The Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Annual Reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.

The Annual Reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.

The Annual Reports for certain portfolios of Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSRS, CIK No. 0000823535, File No. 811-05361.

Sincerely,

/s/ Michele H. Abate, Esq.
--------------------------------------------
Michele H. Abate, Esq.
Vice President and Associate General Counsel
Brighthouse Life Insurance Company